Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Consolidated Statements of Operations	The following table provides information about the financial statement classification of our lease expenses reported within the consolidated statements of operations during the years ended December 31, 2023 and 2022 (in thousands):
		December 31,
		2023	2022
Lease Expense Category:	Classification

Operating Lease Expense	General and administrative expenses	$654	$335
Finance lease expense:
Amortization of leased assets	General and administrative expenses	66	23
Interest on lease liabilities	Interest expense	6	7
Total lease expense		$726	$365

Schedule of Aggregate Lease Maturities	The Company’s aggregate lease maturities as of December 31, 2023, are as follows (in thousands):
Year	Operating Leases	Finance Lease
2024	$968	$40
2025	716	—
Total minimum lease payments	1,684	40
Less imputed interest	(132)	—
Total operating lease liabilities	$1,552	$40